Prepaid expenses and other current assets - Other information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2015
Prepaid expenses and other current assets
Receivable from the Group's executives and employees, net of provision	$ 9,140	$ 11,966
Withholding individual income tax payable	15,199	15,199
Provision for receivable from the Group's executives and employees	6,059	3,233
RE Capital Projects
Prepaid expenses and other current assets
Business acquisition, percentage of voting interests acquired			100.00%
Deposit and prepayment for acquisitions | Guo Dian Nai Lun Te Zuo Qi Photovoltaic Power Generation LLC
Prepaid expenses and other current assets
Deposit assets	$ 3,313
Business acquisition, percentage of voting interests acquired	95.68%
Provision for doubtful recoveries	$ 3,025
Deposit and prepayment for acquisitions | All Zip Roofing System Group Co, Ltd
Prepaid expenses and other current assets
Prepayments, current	3,272
Provision for doubtful recoveries	3,272
Deposit and prepayment for acquisitions | RE Capital Projects
Prepaid expenses and other current assets
Deposit assets	8,334
Provision for doubtful recoveries	7,964
Other Deposit and Prepayments
Prepaid expenses and other current assets
Prepayments to vendors	1,176	2,923
Rental deposits	$ 3,576	$ 2,996